Goodwill - Summary of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Intangible assets
Balance at beginning	$ 186,840	$ 187,502
Disposal of VoIP Supply LLC		(662)
Goodwill impairment	(68,394)	0
Balance at ending	$ 118,446	$ 186,840